Issuance of ordinary shares (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended
	Apr. 25, 2014 CNY (¥) shares	Apr. 25, 2014 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares	Aug. 13, 2015 $ / shares	Dec. 31, 2014 $ / shares
Class of Stock [Line Items]
Net proceeds from issuance of ordinary shares	¥ 517,272	$ 83,369
Stock Issued During Period, Shares, New Issues | shares	25	25
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01
Share Price		$ 3.5	$ 1.00	$ 1.00
Payments of Stock Issuance Costs	¥ 21,716	$ 3,500
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01